UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2014 to April 30, 2015

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund ("Fund") for the six-month period ended April 30, 2015.

Performance Summary
11/01/15 – 04/30/15

Fund & Benchmark	Performance
Class I1	-16.91%
Class A1,2	-17.01%
Class C1,2	-17.28%
Credit Suisse Commodity Benchmark Total Return Index[3]	-17.04%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities were lower for the semiannual period ended April 30, 2015. The Credit Suisse Commodity Benchmark Total Return Index ("CSCB Index"), the Fund's benchmark index, was down 17.04%, with 28 out of 34 Index constituents trading lower.

For the six-month period ended April 30, 2015, the Fund outperformed the CSCB Index by 51 basis points excluding fees and expenses. This outperformance was largely due to active positioning in the livestock, industrial metals and energy sectors. The Fund was generally underweight gasoline, aluminum and crude oil versus the benchmark while also establishing short positions in gas oil, sugar and lean hogs, all of which declined. The Fund was overweight lead as it increased. An overweight in natural gas exposure detracted from performance as it fell and was only partially offset by gains from natural gas calendar spread positions. Active positions elsewhere in the agriculture sector, as well as in heating oil, copper and nickel, also partially offset some of the relative gains.

Energy was the worst performing sector, down 26.86%, with all sector constituents posting negative returns. WTI crude oil declined the most as a global oversupply of crude oil served as a headwind for the majority of the period. Natural gas also decreased amid increased prospects of strong production growth in conjunction with lower heating demand expectations as the 2014/2015

1

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

winter progressed. The U.S. Energy Information Administration ("EIA") reported total gas inventory in December that was up year-over-year for the first time in 2014.

Livestock ended the period 12.26% lower. Lean hogs, feeder cattle and live cattle all declined after the USDA reported higher pork and beef production growth. Lean hogs declined the most as cheaper feed costs allowed farmers to achieve heavier hog weights. A strong U.S. Dollar and weaker international economic growth also resulted in a decline in U.S. pork exports in the first quarter of 2015 compared to the previous year.

Agriculture declined 10.58% during the period. Coffee decreased 30.98% due to weakness in the Brazilian Real versus the U.S. Dollar. In the beginning of the first quarter, Brazil's main coffee growing regions also received sufficient rainfall during the key growing season, improving this year's harvest outlook. Similarly, sugar decreased as a sharply stronger U.S. currency incentivized exports and favorable weather conditions in Brazil increased supply expectations at the start of harvest. Wheat also dropped as forecasts of continued rainfall in the U.S. Southern Plains alleviated expectations of damaged crops caused by unfavorable dry weather conditions earlier in 2015, and increased yield expectations.

Industrial Metals decreased 4.20%. Nickel led the sector lower, down 12.28%, amid continued increases in London Metal Exchange-tracked inventory levels and decreased demand prospects out of China. Chinese demand concerns also weighed on copper and aluminum as economic growth remained lower for much of the period.

Precious Metals declined 1.58%, driven lower by platinum which hit a six-year low in the first quarter of 2015. Increased production out of South Africa, the world's largest platinum producer, weighed on the metal, as did European demand concerns. Palladium and silver followed suit, but gold increased after the Reserve Bank of India announced a relaxation of its gold import rules at the end of November 2014, increasing physical demand at the start of the country's wedding season.

Outlook:

Despite overall negative returns for the period, April was generally a strong month for commodities, with the main focus of investors on the energy sector. The sharp drop in rig counts and cutbacks in capital expenditures that began at the end of 2014 may be starting to provide support to the energy market. The EIA reported slowing production growth, decreases in inventories at Cushing, Oklahoma and smaller-than-expected increases of overall U.S. inventories. In addition, changes in Cabinet members in Saudi Arabia as well as ongoing

2

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

geopolitical concerns in the Middle East increased uncertainty regarding the region's future oil production. Elsewhere, as the summer growing season approaches in the U.S., weather forecasts are expected to increasingly play a bigger role in driving returns in the Agriculture sector. So far, expectations are generally for large grain crops and comfortable supplies, based on strong initial plantings in North America and harvest in South America.

At a macroeconomic level, signs of manufacturing activity in China continued to be mixed, with the Purchasing Managers Index ("PMI") hovering between expansion and contraction. However, the latest data released towards the end of the month exceeded expectations, suggesting government stimulus efforts may be working. Meanwhile, economic indicators out of Europe were more positive, where the latest PMI data suggested stronger levels of expansion. This may increase demand expectations for base metals and other economically sensitive commodities. Precious metals continued to be impacted by the diverging paths of global central banks, mildly positive economic momentum out of the U.S., and tensions in the Middle East. Uncertainty remains high regarding the impacts of divergent central bank policy, leading to increased levels of volatility across multiple asset classes. These risks, along with the elevated potential of inflation overshooting expectations, highlight the importance of having a diversified portfolio.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, focus risk, futures contracts risk, leveraging risk, portfolio turnover risk, short position risk, structured note risk, swap agreements risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the

3

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was negative 20.94%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was negative 18.10%.

3  Credit Suisse Commodities Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. The index does not have transactions costs and investors may not invest directly in the index.

4

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	Since Inception[2]
Class I	(27.55)%	(12.53)%
Class A Without Sales Charge	(27.77)%	(12.77)%
Class A With Maximum Sales Charge	(31.17)%	(14.40)%
Class C Without CDSC	(28.30)%	(13.40)%
Class C With CDSC	(29.01)%	(13.40)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.59% for Class I shares, 1.84% for Class A shares and 2.59% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception Date September 28, 2012.

5

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Commodity ACCESS Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$830.90	$829.90	$827.20
Expenses Paid per $1,000*	$4.09	$5.22	$8.61
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,020.33	$1,019.09	$1,015.37
Expenses Paid per $1,000*	$4.51	$5.76	$9.49
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	70.66%
United States Treasury Obligations	18.77%
Short-term Investment[1]	10.57%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

7

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (65.5%)
$500	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.130	$499,995
700	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	699,792
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/16	0.270	1,001,165
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	1,001,292
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	801,250
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	800,372
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.201	800,558
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/15/17	0.212	600,521
500	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/30/17	0.230	500,068
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/12/17	0.250	800,387
680	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/17	0.211	680,559
500	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/25/17	0.211	500,386
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/13/17	0.230	1,001,174
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/17	0.211	1,000,150
550	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/08/17	0.215	550,364
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.226	600,566
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.233	600,115
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.241	499,328
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	997,378
500	Federal Home Loan Banks[1]	(AA+, Aaa)	08/19/15	0.220	500,134
900	Federal Home Loan Banks[1]	(AA+, Aaa)	10/07/15	0.220	900,230
500	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	500,109
800	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	800,312
700	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	700,331
500	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	500,856
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/09/15	0.270	599,755
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	600,051
400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/17	0.700	400,040
300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/26/17	1.020	300,153
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	600,055
400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	400,787
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/05/17	1.100	500,169
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/16/17	1.020	499,172
570	Federal National Mortgage Association[1]	(AA+, Aaa)	07/25/16	0.191	570,353
1,080	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.203	1,080,792
1,000	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.202	1,000,731
600	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.196	600,354
560	Federal National Mortgage Association	(AA+, Aaa)	10/12/17	1.060	559,950
700	Federal National Mortgage Association	(AA+, Aaa)	10/17/17	1.020	699,999
800	Federal National Mortgage Association	(AA+, Aaa)	04/27/18	1.625	807,846
500	Federal National Mortgage Association	(AA+, Aaa)	04/30/18	1.100	499,167
700	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.171	699,695
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $28,240,643)					28,256,461

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (17.4%)
$1,500	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	07/31/16	0.090	$1,500,118
700	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	10/31/16	0.073	699,872
1,000	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	01/31/17	0.104	1,000,338
500	United States Treasury Notes[2]	(AA+, Aaa)	07/15/15	0.250	500,235
500	United States Treasury Notes[2]	(AA+, Aaa)	08/31/15	0.375	500,547
500	United States Treasury Notes[2]	(AA+, Aaa)	09/30/15	1.250	502,461
1,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	1,001,406
700	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	700,875
1,100	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	1,099,570
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,501,757)					7,505,422
SHORT-TERM INVESTMENT (9.8%)
4,226	State Street Bank and Trust Co. Euro Time Deposit (Cost $4,226,000)		05/01/15	0.010	4,226,000
TOTAL INVESTMENTS AT VALUE (92.7%) (Cost $39,968,400)					39,987,883
OTHER ASSETS IN EXCESS OF LIABILITIES (7.3%)					3,169,008
NET ASSETS (100.0%)					$43,156,891

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligations — The interest rate is the rate as of April 30, 2015.

2  April 30, 2015, $1,503,243 in the of these securites have been pledged, to cover initial margin requirements for open futures contracts.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Jul 2015	29	$1,760,590	$192,419
	USD	Sep 2015	55	3,665,100	139,761
					$332,180
Livestock	USD	Aug 2015	15	1,610,250	$(655)
Contracts to Sell
Livestock	USD	Jul 2015	(61)	(2,013,610)	$(76,750)
Net unrealized appreciation (depreciation)					$254,775

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$7,506,200	05/27/15	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$163,954
USD	$8,000,000	05/01/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	216,594
USD	$12,495,978	05/27/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	272,984
USD	$9,073,640	05/27/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	198,200
USD	$17,917,800	05/01/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	211,970
						$1,063,702

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value (Cost $39,968,400) (Note 2)	$39,987,883
Cash	64,796
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	1,982,000
Unrealized appreciation on open swap contracts (Note 2)	1,063,702
Receivable for fund shares sold	93,545
Interest receivable	14,292
Prepaid expenses and other assets	28,582
Total assets	43,234,800
Liabilities
Investment advisory fee payable (Note 3)	5,786
Administrative services fee payable (Note 3)	4,007
Shareholder servicing/Distribution fee payable (Note 3)	303
Trustees' fee payable	7,550
Payable for fund shares redeemed	2,354
Variation margin payable on futures contracts (Note 2)	79
Accrued expenses	57,830
Total liabilities	77,909
Net Assets
Capital stock, $.001 par value (Note 6)	6,108
Paid-in capital (Note 6)	52,138,524
Accumulated net investment loss	(488,869)
Accumulated net realized loss on investments, futures contracts and swap contracts	(9,836,832)
Net unrealized appreciation from investments, futures contracts and swap contracts	1,337,960
Net assets	$43,156,891
I Shares
Net assets	$42,512,432
Shares outstanding	6,014,845
Net asset value and offering price per share	$7.07
A Shares
Net assets	$227,537
Shares outstanding	32,403
Net asset value and redemption price per share	$7.02
Maximum offering price per share (net asset value/(1-4.75%))	$7.37
C Shares
Net assets	$416,922
Shares outstanding	60,512
Net asset value, offering price and redemption price per share	$6.89

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Interest	$49,449
Total investment income	49,449
Expenses
Investment advisory fees (Note 3)	168,293
Administrative services fees (Note 3)	25,898
Shareholder servicing/Distribution fees (Note 3)
Class A	275
Class C	1,079
Registration fees	51,178
Audit and tax fees	25,664
Legal fees	17,846
Trustees' fees	14,076
Printing fees (Note 3)	13,122
Custodian fees	7,865
Transfer agent fees (Note 3)	7,316
Commitment fees (Note 4)	487
Insurance expense	457
Miscellaneous expense	2,900
Total expenses	336,456
Less: fees waived (Note 3)	(145,770)
Net expenses	190,686
Net investment loss	(141,237)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	9,926
Net realized loss from futures contracts	(1,408,271)
Net realized loss from swap contracts	(8,438,483)
Net change in unrealized appreciation (depreciation) from investments	(17,988)
Net change in unrealized appreciation (depreciation) from futures contracts	513,876
Net change in unrealized appreciation (depreciation) from swap contracts	988,246
Net realized and unrealized loss from investments, futures contracts and swap contracts	(8,352,694)
Net decrease in net assets resulting from operations	$(8,493,931)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
From Operations
Net investment loss	$(141,237)	$(336,451)
Net realized loss from investments, futures contracts and swap contracts	(9,836,828)	(4,644,177)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	1,484,134	(131,948)
Net decrease in net assets resulting from operations	(8,493,931)	(5,112,576)

From Distributions

Distributions from net realized gains
Class I	(5,049)	—
Class A	(26)	—
Class C	(23)	—
Net decrease in net assets resulting from distributions	(5,098)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,617,230	32,005,875
Reinvestment of distributions	5,096	—
Net asset value of shares redeemed	(454,047)	(476,173)
Net increase in net assets from capital share transactions	1,168,279	31,529,702
Net increase (decrease) in net assets	(7,330,750)	26,417,126
Net Assets
Beginning of period	50,487,641	24,070,515
End of period	$43,156,891	$50,487,641
Accumulated net investment loss	$(488,869)	$(347,632)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$8.51	$9.30	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)	(0.07)	(0.06)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(1.42)	(0.72)	(0.04)	(0.59)
Total from investment operations	(1.44)	(0.79)	(0.10)	(0.60)
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.00)[3]	—	—	—
Net asset value, end of period	$7.07	$8.51	$9.30	$9.40
Total return[4]	(16.91)%	(8.49)%	(1.06)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$42,512	$50,002	$23,711	$21,020
Ratio of net expenses to average net assets	0.90%[5]	0.90%	0.90%	0.90%[5]
Ratio of net investment loss to average net assets	(0.66)%[5]	(0.70)%	(0.69)%	(0.77)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%[5]	0.62%	1.56%	3.64%[5]
Portfolio turnover rate	59%	117%	79%	—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$8.46[2]	$9.27	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.03)	(0.09)	(0.09)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(1.41)	(0.72)	(0.04)	(0.59)
Total from investment operations	(1.44)	(0.81)	(0.13)	(0.60)
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.00)[4]	—	—	—
Net asset value, end of period	$7.02	$8.46[2]	$9.27	$9.40
Total return[5]	(17.01)%	(8.74)%	(1.38)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$228	$260	$237	$94
Ratio of net expenses to average net assets	1.15%[6]	1.15%	1.15%	1.15%[6]
Ratio of net investment loss to average net assets	(0.92)%[6]	(0.95)%	(0.93)%	(1.02)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%[6]	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	59%	117%	79%	—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$8.33[2]	$9.20	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.06)	(0.16)	(0.16)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(1.38)	(0.71)	(0.04)	(0.59)
Total from investment operations	(1.44)	(0.87)	(0.20)	(0.60)
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.00)[4]	—	—	—
Net asset value, end of period	$6.89	$8.33[2]	$9.20	$9.40
Total return[5]	(17.28)%	(9.46)%	(2.13)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$417	$226	$122	$98
Ratio of net expenses to average net assets	1.90%[6]	1.90%	1.90%	1.90%[6]
Ratio of net investment loss to average net assets	(1.66)%[6]	(1.69)%	(1.68)%	(1.77)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%[6]	0.62%	1.56%	3.64%[6]
Portfolio turnover rate	59%	117%	79%	—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $(0.01) per share.

5  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return of its benchmark index, the Credit Suisse Commodity Benchmark Total Return Index. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission with respect to the Fund. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2015, the Fund held $9,837,309 in the Subsidiary, representing 22.8% of the Fund's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the six months ended April 30, 2015, the net realized loss on securities held in the Subsidiary was $9,846,327.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$28,256,461	$—	$28,256,461
United States Treasury Obligations	—	7,505,422	—	7,505,422
Short-term Investment	—	4,226,000	—	4,226,000
	$—	$39,987,883	$—	$39,987,883
Other Financial Instruments*
Futures Contracts	$332,180	$—	$—	$332,180
Swap Contracts	—	1,063,702	—	1,063,702
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$77,405	$—	$—	$77,405

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2015, the consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April, 30, 2015

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$332,180	*	Unrealized depreciation on futures contracts	$77,405	*
	Unrealized appreciation on open swap contracts	1,063,702		Unrealized depreciation on open swap contracts	—
		$1,395,882			$77,405

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only the current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(1,408,271)	Net change in unrealized appreciation (depreciation) from futures contracts	$513,876
	Net realized loss from swap contracts	(8,438,483)	Net change in unrealized appreciation (depreciation) from swap contracts	988,246
		$(9,846,754)		$1,502,122

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The notional amount of futures contracts and swap contracts at the six months ended April 30, 2015 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2015, the consolidated fund held average monthly notional values on a net basis of $6,869,603, $2,413,741 and $57,184,641 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays	$163,954	$—	$—	$(120,000)	$43,954
Goldman Sachs	489,578	—	—	—	489,578
JPMorgan Chase	198,200	—	—	(198,200)	—
UBS	211,970	—	—	(211,970)	—
	$1,063,702	$—	$—	$(530,170)	$533,532

(a)  Swap contracts are included.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers for the Fund was $0.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers for the Fund was $1,982,000.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2015, there were no securities out on loan. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $168,293 and $145,770, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2016. Credit Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2015, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/expense reimbursements subject to Repayment*	Expires October 31, 2015	Expires October 31, 2016	Expires October 31, 2017	Expires October 31, 2018
Class I	$829,756	$67,037	$347,106	$278,309	$137,304
Class A	5,105	300	2,447	1,632	726
Class C	3,719	300	1,634	1,074	711
Totals	$838,580	$67,637	$351,187	$281,015	$138,741

*The subsidiary is not eligible for recoupment.

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $18,933.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $6,965.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $275 for Class A shares and $1,079 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $6,100, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that there was no commissions earned on the sale of the Fund's Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 4. Line of Credit

is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the six months ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of U.S. Government and Agency Obligations were $19,193,284 and $21,808,560, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	200,884	$1,365,921	3,371,361	$31,786,489
Shares issued in reinvestment of distributions	673	5,049	—	—
Shares redeemed	(62,974)	(431,025)	(45,588)	(441,356)
Net increase	138,583	$939,945	3,325,773	$31,345,133
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	2,553	$16,934	8,652	$83,534
Shares issued in reinvestment of distributions	4	25	—	—
Shares redeemed	(820)	(6,416)	(3,594)	(32,435)
Net increase	1,737	$10,543	5,058	$51,099

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	35,639	$234,375	14,159	$135,852
Shares issued in reinvestment of distributions	2	22	—	—
Shares redeemed	(2,265)	(16,606)	(262)	(2,382)
Net increase	33,376	$217,791	13,897	$133,470

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	95%
Class A	3	*	100%
Class C	2	*	95%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

29

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

30

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

31

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 17 and 18, 2014, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.80% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.15%, 1.90% and 0.90% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2016.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

32

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

33

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were above the median contractual management fees of the Expense Group, while the combined Net Advisory Fee and co-administration fee were below the median actual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on September 28, 2012 and therefore performance information was shown for the one year period ended August 31, 2014. Fund performance was above the median of its Performance Group for the one year period and was above the median of its Performance Universe for the one year period.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and

34

Credit Suisse Commodity ACCESS Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

35

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

36

Credit Suisse Commodity ACCESS Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

37

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund ("Fund") for the six-month period ended April 30, 2015.

Performance Summary
11/01/15 – 04/30/15

Fund & Benchmark	Performance
Class I1	-11.98%
Class A1,2	-12.03%
Class C1,2	-12.40%
Bloomberg Commodity Index Total Return[3]	-11.87%
Standard & Poor's 500 Index[4]	4.40%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities were lower for the semiannual period ended April 30, 2015. The Bloomberg Commodity Index Total Return ("BCOM Index"), the Fund's benchmark index, was down 11.87%, with 19 out of 22 Index constituents trading lower.

For the six-month period ended April 30, 2015, the Fund outperformed its benchmark by 25 basis points excluding fees and fund expenses. Commodity strategies and underlying cash management both positively contributed to relative performance. Within the portfolio's commodity exposure, forward curve positioning in the energy, industrial metals and livestock sectors had a positive impact relative to the benchmark.

Energy was the worst performing sector, down 27.08%, with all sector constituents posting negative returns. Natural gas posted the largest decline, down 33.38%, amid strong production growth and a decrease in heating demand expectations at the end of 2014. The U.S. Energy Information Administration ("EIA") reported total inventory in December that was up year-over-year for the first time in 2014. Natural gas continued to decline in the first quarter of 2015 due to increasing expectations of higher production growth. WTI crude oil and Brent crude oil also declined 31.74% and 28.82%, respectively, as a global oversupply of crude oil served as a headwind for the majority of the period.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Agriculture declined 12.06%. Coffee decreased 31.09% due to weakness in the Brazilian Real versus the U.S. Dollar. In the beginning of the first quarter, Brazil's main coffee growing regions also received sufficient rainfall during the key growing season, improving this year's harvest outlook. Similarly, sugar decreased as a sharply stronger U.S. Dollar incentivized exports and favorable weather conditions in Brazil increased supply expectations at the start of harvest. Wheat also declined towards the end of the period. Forecasts of continued rainfall in the U.S. Southern Plains alleviated expectations of damaged crops caused by unfavorable dry weather conditions earlier in 2015, and increased yield expectations.

Livestock ended the period 11.93% lower. Lean hogs declined 24.28% as cheaper feed costs allowed farmers to achieve heavier hog weights, which increased pork supply expectations towards the end of 2014. A strong U.S. Dollar and weaker international economic growth also resulted in a decline in U.S. pork exports in the first quarter of 2015 compared to the previous year. Both lean hogs and live cattle also declined after the USDA reported pork and beef production growth in the beginning of 2015.

Industrial metals decreased 5.65% for the period. Nickel led the sector lower, down 12.34%, amid continued increases in London Metal Exchange-tracked inventory levels and decreased demand prospects out of China. Chinese demand concerns also weighed on copper and aluminum as economic growth remained lower for much of the period.

Precious metals increased 0.40%, mainly due to the impact of the latest announcements from the U.S. Federal Reserve on the U.S. Dollar. Heightened geopolitical conflict in the Middle East also increased demand for precious metals. Gold increased slightly by 0.73%. The Reserve Bank of India announced a relaxation of its gold import rules at the end of November 2014, increasing physical demand at the start of the country's wedding season.

Outlook:

Despite overall negative returns for the period, April was generally a strong month for commodities, with the main focus of investors on the energy sector. The sharp drop in rig counts and cutbacks in capital expenditures that began at the end of 2014 may be starting to provide support to the energy market. The EIA reported slowing production growth, decreases in inventories at Cushing, Oklahoma and smaller-than-expected increases of overall U.S. inventories. In addition, changes in cabinet members in Saudi Arabia as well as ongoing geopolitical concerns in the Middle East increased uncertainty regarding the region's future oil production. Elsewhere, as the summer growing season

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

approaches in the U.S., weather forecasts are expected to increasingly play a bigger role in driving returns in the agriculture sector. So far, expectations are generally for large grain crops and comfortable supplies, based on strong initial plantings in North America and harvest in South America.

At a macroeconomic level, signs of manufacturing activity in China continued to be mixed, with the Purchasing Managers Index ("PMI") hovering between expansion and contraction. However, the latest data released towards the end of the month exceeded expectations, suggesting government stimulus efforts may be working. Meanwhile, economic indicators out of Europe were more positive, where the latest PMI data suggested stronger levels of expansion. This may increase demand expectations for base metals and other economically sensitive commodities. Precious metals continued to be impacted by the diverging paths of global central banks, mildly positive economic momentum out of the U.S., and tensions in the Middle East. Uncertainty remains high regarding the impacts of divergent central bank policy, leading to increased levels of volatility across multiple asset classes. These risks, along with the elevated potential of inflation overshooting expectations, highlight the importance of having a diversified portfolio.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was negative 16.19%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was negative 13.28%.

3  The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	5 Years	10 Years
Class I	(24.30)%	(5.18)%	(2.53)%
Class A Without Sales Charge	(24.52)%	(5.42)%	(2.77)%
Class A With Maximum Sales Charge	(28.13)%	(6.35)%	(3.24)%
Class C Without CDSC	(25.00)%	(6.11)%	(3.48)%
Class C With CDSC	(25.75)%	(6.11)%	(3.48)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.78% for Class I shares, 1.03% for Class A shares and 1.78% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$880.20	$879.70	$876.00
Expenses Paid per $1,000*	$3.64	$4.80	$8.28
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,020.93	$1,019.69	$1,015.97
Expenses Paid per $1,000*	$3.91	$5.16	$8.90
	Class I	Class A	Class C
Annualized Expense Ratios*	0.78%	1.03%	1.78%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Sector Breakdown*

United States Agency Obligations	81.51%
United States Treasury Obligations	12.20
Short-term Investments[1]	4.51
Commodity Indexed Structured Notes	1.78
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (1.7%)
$53,800	BNP Paribas, Commodity Index Linked Senior Unsecured Notes[1,2]	(A+, A1)	03/18/16	0.053	$58,394,466
25,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(A, A3)	02/19/16	0.041	21,770,340
22,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(A, A3)	03/31/16	0.041	19,951,680
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $101,600,000)					100,116,486
UNITED STATES AGENCY OBLIGATIONS (76.9%)
100,000	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	99,970,300
25,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/01/16	0.202	24,960,525
60,250	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/16	0.270	60,320,191
82,400	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	82,506,461
82,125	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/27/16	0.280	82,231,270
67,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	67,104,721
20,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/22/16	0.171	20,004,040
65,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	65,030,225
110,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.201	110,076,670
62,400	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/15/17	0.212	62,454,163
60,600	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/30/17	0.230	60,608,302
60,200	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/12/17	0.250	60,229,137
86,200	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/17	0.211	86,270,856
100,800	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/25/17	0.211	100,877,818
100,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/13/17	0.230	100,117,400
101,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/17	0.211	101,015,150
40,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/13/17	0.230	40,043,560
80,400	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/08/17	0.215	80,453,225
90,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.226	90,084,870
71,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/05/18	0.218	71,047,073
176,800	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.233	176,833,769
71,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/12/19	0.278	71,142,852
23,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/15	0.080	23,497,556
87,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.222	87,184,502
31,900	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.232	31,857,796
120,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.242	119,838,840
22,950	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/08/16	0.250	22,912,844
150,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	149,606,700
70,000	Federal Home Loan Banks[1]	(AA+, Aaa)	08/19/15	0.220	70,018,760
139,400	Federal Home Loan Banks[1]	(AA+, Aaa)	10/07/15	0.220	139,431,350
50,000	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	50,010,950
24,000	Federal Home Loan Banks	(AA+, Aaa)	01/07/16	0.315	24,013,848
74,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	74,028,860
72,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	72,034,056
28,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/16	0.310	27,999,384
60,000	Federal Home Loan Banks	(AA+, Aaa)	08/11/16	1.300	60,194,940
50,000	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	50,085,650
14,000	Federal Home Loan Banks	(AA+, Aaa)	03/26/18	1.375	14,010,962

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$70,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/09/15	0.270	$69,971,370
61,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	61,205,202
10,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	12/12/16	0.170	10,001,980
62,500	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/12/17	0.185	62,515,500
112,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/13/17	0.185	112,067,088
47,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/17	0.700	47,504,703
32,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/26/17	1.020	32,016,288
53,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	53,504,869
70,150	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	70,287,985
66,300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/05/17	1.100	66,322,476
65,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/16/17	1.020	64,892,295
15,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/18	1.250	15,013,890
140,000	Federal National Mortgage Association[1]	(AA+, Aaa)	07/25/16	0.191	140,086,800
119,500	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.203	119,587,593
120,000	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.202	120,087,720
150,000	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.196	150,088,500
84,900	Federal National Mortgage Association	(AA+, Aaa)	10/12/17	1.060	84,892,359
100,000	Federal National Mortgage Association	(AA+, Aaa)	10/17/17	1.020	99,999,900
113,500	Federal National Mortgage Association	(AA+, Aaa)	04/27/18	1.625	114,613,094
50,000	Federal National Mortgage Association	(AA+, Aaa)	04/30/18	1.100	49,916,700
80,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/05/15	0.158	79,988,240
45,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/03/15	0.171	44,980,470
150,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.172	149,934,600
30,000	Freddie Mac Discount Notes	(AA+, Aaa)	11/04/15	0.176	29,986,920
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,577,056,707)					4,579,576,118
UNITED STATES TREASURY OBLIGATIONS (11.5%)
30,000	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	01/31/16	0.065	29,999,430
145,000	United States Treasury Floating Rate Notes[1,5,6]	(AA+, Aaa)	04/30/16	0.089	145,020,590
70,000	United States Treasury Floating Rate Notes[1,6]	(AA+, Aaa)	07/31/16	0.090	70,005,530
70,000	United States Treasury Floating Rate Notes[1,6]	(AA+, Aaa)	10/31/16	0.073	69,987,190
20,000	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	01/31/17	0.104	20,006,760
35,500	United States Treasury Notes	(AA+, Aaa)	07/15/15	0.250	35,516,650
20,000	United States Treasury Notes	(AA+, Aaa)	12/31/15	2.125	20,259,380
20,000	United States Treasury Notes	(AA+, Aaa)	01/15/16	0.375	20,028,120
70,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	70,098,420
36,500	United States Treasury Notes	(AA+, Aaa)	02/29/16	2.625	37,230,000
67,500	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	67,584,375
100,000	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	99,960,900
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $685,390,178)					685,697,345
Number of Shares
SHORT-TERM INVESTMENTS (4.3%)
875,211	State Street Navigator Prime Portfolio, 0.15%[7]				875,211

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS
$253,199	State Street Bank and Trust Co. Euro Time Deposit	05/01/15	0.010	$253,199,000
TOTAL SHORT-TERM INVESTMENTS (Cost $254,074,211)				254,074,211
TOTAL INVESTMENTS AT VALUE (94.4%) (Cost $5,618,121,096)				5,619,464,160
OTHER ASSETS IN EXCESS OF LIABILITIES (5.6%)				332,113,551
NET ASSETS (100.0%)				$5,951,577,711

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligations — The interest rate is the rate as of April 30, 2015.

2  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $41,722,020 or 0.7% of net assets.

4  At April 30, 2015, $29,999,430 in the value of this security has been pledged, to cover initial margin requirements for open futures contracts.

5  Security or portion thereof is out on loan (See note 2-J).

6  At April 30, 2015, $75,650,379 in the value of these securities have been pledged, as collateral for open swap contracts.

7  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2015.

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$162,108,896	05/27/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$2,676,966
USD	$70,556,244	05/27/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,165,238
USD	$107,486,048	05/27/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,535,537
USD	$81,780,488	05/27/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,144,062
USD	$445,406,697	05/27/15	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	6,442,410
USD	$33,923,241	05/27/15	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	560,169
USD	$351,187,261	05/27/15	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	5,016,263
USD	$84,845,011	05/27/15	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,401,023

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$123,242,346	05/27/15	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$1,760,338
USD	$50,000,000	05/27/15	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	278,772
USD	$320,358,479	05/27/15	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	5,290,026
USD	$192,591,005	05/27/15	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,750,917
USD	$136,724,001	05/27/15	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	2,257,851
USD	$401,654,905	05/27/15	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	5,737,129
USD	$234,930,929	05/27/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,879,375
USD	$271,412,697	05/27/15	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,876,934
USD	$19,580,502	05/27/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	323,330
USD	$334,405,396	05/27/15	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	4,776,739
USD	$12,714,510	05/27/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	209,953
USD	$107,334,932	05/27/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,533,555
USD	$622,823,752	05/27/15	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	9,112,945
USD	$263,368,012	05/27/15	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	4,348,952
USD	$211,877,575	05/27/15	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,026,402
USD	$311,442,266	05/27/15	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	5,142,794
USD	$271,186,675	05/27/15	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,873,557
USD	$200,525,712	05/27/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	3,311,248
USD	$84,714,002	05/27/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	1,210,032
USD	$50,000,000	05/27/15	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	0
						$82,642,517

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $875,211 (Cost $5,618,121,096) (Note 2)	$5,619,464,160[1]
Cash	15,090
Cash segregated held at brokers for swap contracts (Note 2)	163,369,842
Receivable for fund shares sold	94,663,655
Unrealized appreciation on open swap contracts (Note 2)	82,642,517
Interest receivable	2,119,212
Prepaid expenses and other assets	126,558
Total assets	5,962,401,034
Liabilities
Investment advisory fee payable (Note 3)	2,295,192
Administrative services fee payable (Note 3)	412,593
Shareholder servicing/Distribution fee payable (Note 3)	41,671
Payable for fund shares redeemed	5,322,359
Payable upon return of securities loaned (Note 2)	875,211
Trustees' fee payable	7,550
Accrued expenses	1,868,747
Total liabilities	10,823,323
Net Assets
Capital stock, $.001 par value (Note 6)	1,000,343
Paid-in capital (Note 6)	6,777,478,326
Accumulated net investment loss	(41,306,906)
Accumulated net realized loss on investments, futures contracts and swap contracts	(869,579,633)
Net unrealized appreciation from investments and swap contracts	83,985,581
Net assets	$5,951,577,711
I Shares
Net assets	$5,777,022,203
Shares outstanding	970,432,526
Net asset value, offering price and redemption price per share	$5.95
A Shares
Net assets	$163,216,245
Shares outstanding	27,880,294
Net asset value and redemption price per share	$5.85
Maximum offering price per share (net asset value/(1-4.75%))	$6.14
C Shares
Net assets	$11,339,263
Shares outstanding	2,030,646
Net asset value and offering price per share	$5.58

1  Including $857,077 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Interest	$6,218,582
Securities lending (net of rebates)	2,930
Total investment income	6,221,512
Expenses
Investment advisory fees (Note 3)	13,003,497
Administrative services fees (Note 3)	2,738,566
Shareholder servicing/Distribution fees (Note 3)
Class A	204,986
Class C	63,249
Transfer agent fees (Note 3)	3,841,413
Printing fees (Note 3)	246,839
Registration fees	210,931
Custodian fees	132,520
Insurance expense	86,844
Commitment fees (Note 4)	52,013
Audit and tax fees	27,348
Legal fees	21,757
Trustees' fees	14,076
Miscellaneous expense	31,877
Total expenses	20,675,916
Net investment loss	(14,454,404)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(73,493,593)
Net realized loss from futures contracts	(10,528,593)
Net realized loss from swap contracts	(692,581,195)
Net change in unrealized appreciation (depreciation) from investments	17,975,585
Net change in unrealized appreciation (depreciation) from swap contracts	140,595,713
Net realized and unrealized loss from investments, futures contracts and swap contracts	(618,032,083)
Net decrease in net assets resulting from operations	$(632,486,487)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
From Operations
Net investment loss	$(14,454,404)	$(30,837,005)
Net realized loss from investments, futures contracts and swap contracts	(776,603,381)	(373,131,336)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	158,571,298	22,535,696
Net decrease in net assets resulting from operations	(632,486,487)	(381,432,645)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,896,359,789	3,369,259,215
Net asset value of shares redeemed	(1,832,376,708)	(2,523,115,032)[1]
Net increase in net assets from capital share transactions	1,063,983,081	846,144,183
Net increase in net assets	431,496,594	464,711,538
Net Assets
Beginning of period	5,520,081,117	5,055,369,579
End of period	$5,951,577,711	$5,520,081,117
Accumulated net investment loss	$(41,306,906)	$(26,852,502)

1  Net of $104,899 of redemption fees retained by the Fund.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.76	$7.21	$8.22	$8.69	$9.12	$8.64
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.04)	(0.04)	(0.05)	(0.05)[2]	(0.04)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.79)	(0.41)	(0.97)	(0.41)	0.29[2]	1.06[2]
Total from investment operations	(0.81)	(0.45)	(1.01)	(0.46)	0.24	1.02
REDEMPTION FEES	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	(0.67)	(0.54)
Distributions from net realized gains	—	—	—	(0.01)	—	—
Total dividends and distributions	—	—	—	(0.01)	(0.67)	(0.54)
Net asset value, end of period	$5.95	$6.76	$7.21	$8.22	$8.69	$9.12
Total return[4]	(11.98)%	(6.24)%	(12.29)%	(5.26)%	2.47%	12.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,777,022	$5,311,264	$4,730,828	$4,818,146	$4,779,638	$3,099,449
Ratio of net expenses to average net assets	0.78%[5]	0.78%	0.78%	0.80%	0.79%[2]	0.70%[2]
Ratio of net investment loss to average net assets	(0.55)%[5]	(0.55)%	(0.55)%	(0.56)%	(0.59)%[2]	(0.47)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	—%	0.01%	0.03%[2]	0.13%[2]
Portfolio turnover rate	58%	103%	99%	84%	165%	104%

1  Per share information is calculated using the average shares outstanding method.

2  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% and 0.01% for the years ended October 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.03% for the years ended October 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.65	$7.12	$8.14	$8.62	$9.07	$8.62
INVESTMENT OPERATIONS
Net investment loss[1]	(0.02)	(0.06)	(0.06)	(0.07)	(0.08)[2]	(0.06)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.78)	(0.41)	(0.96)	(0.40)	0.30[2]	1.05[2]
Total from investment operations	(0.80)	(0.47)	(1.02)	(0.47)	0.22	0.99
REDEMPTION FEES	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	(0.67)	(0.54)
Distributions from net realized gains	—	—	—	(0.01)	—	—
Total dividends and distributions	—	—	—	(0.01)	(0.67)	(0.54)
Net asset value, end of period	$5.85	$6.65	$7.12	$8.14	$8.62	$9.07
Total return[4]	(12.03)%	(6.60)%	(12.53)%	(5.42)%	2.24%	11.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$163,216	$192,423	$304,274	$591,661	$1,108,846	$705,895
Ratio of net expenses to average net assets	1.03%[5]	1.03%	1.03%	1.05%	1.04%[2]	0.95%[2]
Ratio of net investment loss to average net assets	(0.80)%[5]	(0.81)%	(0.80)%	(0.82)%	(0.84)%[2]	(0.72)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	—%	0.01%	0.03%[2]	0.13%[2]
Portfolio turnover rate	58%	103%	99%	84%	165%	104%

1  Per share information is calculated using the average shares outstanding method.

2  Effective December 31, 2012, the Portfolio began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Portfolio reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.02% and 0.01% for the years ended December 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.04% for the years ended December 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.37	$6.86	$7.90	$8.44	$8.96	$8.57
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.11)	(0.11)	(0.12)	(0.14)[2]	(0.12)[2]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.75)	(0.38)	(0.93)	(0.41)	0.29[2]	1.05[2]
Total from investment operations	(0.79)	(0.49)	(1.04)	(0.53)	0.15	0.93
REDEMPTION FEES	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	(0.67)	(0.54)
Distributions from net realized gains	—	—	—	(0.01)	—	—
Total dividends and distributions	—	—	—	(0.01)	(0.67)	(0.54)
Net asset value, end of period	$5.58	$6.37	$6.86	$7.90	$8.44	$8.96
Total return[4]	(12.40)%	(7.14)%	(13.16)%	(6.25)%	1.44%	11.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11,339	$16,395	$20,267	$32,447	$46,250	$31,852
Ratio of net expenses to average net assets	1.78%[5]	1.78%	1.78%	1.80%	1.79%[2]	1.70%[2]
Ratio of net investment loss to average net assets	(1.55)%[5]	(1.55)%	(1.55)%	(1.57)%	(1.59)%[2]	(1.47)%[2]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	—%	0.01%	0.03%[2]	0.13%[2]
Portfolio turnover rate	58%	103%	99%	84%	165%	104%

1  Per share information is calculated using the average shares outstanding method.

2  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% and 0.01% for the years ended October 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.03% for the years ended October 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return ("BCOM Index"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission with respect to the Fund. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2015, the Fund held $1,132,281,946 in the Subsidiary, representing 19.0% of the Fund's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the six months ended April 30, 2015, the net realized loss on securities held in the Subsidiary was $703,009,231.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$100,116,486	$—	$100,116,486
United States Agency Obligations	—	4,579,576,118	—	4,579,576,118
United States Treasury Obligations	—	685,697,345	—	685,697,345
Short-term Investments	—	254,074,211	—	254,074,211
	$—	$5,619,464,160	$—	$5,619,464,160
Other Financial Instruments*
Swap Contracts	$—	$82,642,517	$—	$82,642,517

*Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2015, the consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	$82,642,517	Unrealized depreciation on open swap contracts	$—

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(10,528,593)	Net change in unrealized appreciation (depreciation) from futures contracts	$—
	Net realized loss from swap contracts	(692,581,195)	Net change in unrealized appreciation (depreciation) from swap contracts	(140,595,713)
		$(703,109,788)		$(140,595,713)

The notional amount of futures contracts and swap contracts at the six months ended April 30, 2015 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2015, the consolidated fund held average monthly notional values on a net basis of $43,956,051, $44,149,676

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

and $4,975,874,899 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral pledged by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Assets
Bank of America	$12,964,213	$—	$—	$(12,964,213)	$—
Barclays	5,576,432	—	—	(5,576,432)	—
BNP Paribas	3,440,133	—	—	(3,440,133)	—
CIBC	8,040,943	—	(8,040,943)	—	—
Citigroup	7,994,980	—	—	(7,994,980)	—
Goldman Sachs	7,756,309	—	(7,756,309)	—	—
JPMorgan Chase	5,100,069	—	—	(5,100,069)	—
Macquarie	10,856,453	—	—	(10,856,453)	—
Morgan Stanley	7,375,354	—	—	(7,375,354)	—
Societie Generale	9,016,351	—	(9,016,351)	—	—
UBS	4,521,280	—	—	(4,521,280)	—
	$82,642,517	$—	$(24,813,603)	$(57,828,914)	$—

(a)  Swap contracts are included.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the BCOM Index through investing in structured notes designed to track the performance of the BCOM Index. The Fund has received a private letter ruling from the Internal Revenue Service ("IRS") which confirms that the Fund's use of certain types of structured notes designed to track the performance of the BCOM Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the BCOM Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the Fund had no open futures contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers for the Fund was $163,369,842.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the BCOM Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2015, the value of these securities comprised 1.7% of the Fund's net assets and resulted in unrealized depreciation of $1,483,514.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2015, the Fund had investment securities on loan with a fair value of $857,077 and a related liability of $875,211 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2 of the fair value hierarchy. For the six months ended April 30, 2015, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

six months ended April 30, 2015, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $15,762, of which $12,333 was rebated to borrowers (brokers). The Fund retained $2,930 in income from the cash collateral investment, and SSB, as lending agent, was paid $499. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have any material impact on the financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned were $13,003,497. Credit

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $2,340,629.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $397,937.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund's paid Rule 12b-1 distribution fees of $204,986 for Class A shares and $63,249 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $3,612,317, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $4,975 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 4. Line of Credit

$200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the six months ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$101,600,000	$89,564,158	$3,167,451,924	$2,311,133,190

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	472,542,376	$2,846,801,416	441,544,638	$3,233,665,266
Shares redeemed	(288,034,830)	(1,772,707,958)	(311,606,622)	(2,280,278,791)
Net increase	184,507,546	$1,074,093,458	129,938,016	$953,386,475
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	8,089,462	$48,480,544	18,048,029	$130,656,108
Shares redeemed	(9,129,284)	(55,393,115)	(31,847,468)	(235,345,905)
Net decrease	(1,039,822)	$(6,912,571)	(13,799,439)	$(104,689,797)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	189,133	$1,077,829	703,837	$4,937,841
Shares redeemed	(733,362)	(4,275,635)	(1,082,786)	(7,490,336)
Net decrease	(544,229)	$(3,197,806)	(378,949)	$(2,552,495)

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	55%
Class A	3	63%
Class C	5	72%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 17 and 18, 2014, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund, noting that it was not necessary for Credit Suisse to waive any fees during the twelve months ended September 30, 2014. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were below the median contractual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on December 30, 2004 and therefore performance information was shown for the one through five year periods ended August 31, 2014. Fund performance was above the median of its Performance Group for the one and two year periods but was below the median for the three, four and five year periods and was at the median of its Performance Universe for the one year period and below the median for the two, three, four and five year periods.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0415

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                               The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: July 1, 2015

/s/ Rocco DelGuercio
Name: Rocco DelGuercio
Title: Chief Financial Officer and Treasurer
Date: July 1, 2015